NOTE 4. REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
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	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	1,427,157	1,273,921
Sales of software and technology solutions	-	-	1,504
Sales of air- filter products	189,133	317,472	-

Total Revenue	193,113	1,744,629	1,275,425

Operating segments have been determined on the basis of reports reviewed by the executive director. The executive director is considered to be the chief operating decision maker of the Group. The executive director considers that the Group has assessed and allocated resources on this basis. The executive director considers that the Group has six operating segments for the year ended December 31, 2021 (2019: three and 2020: four), being (1) the development, sale and distribution of autostereoscopic 3D displays, conversion equipment, software and others, (2) the sale of electronic glass, (3) sale of nano coated plates and air filters, (4) provision of credit risk analysis, (5) IoT and (6) Corporate.

Disaggregation of Revenue

Timing of transfer of good or services

2021	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	-	3,980
Sales of air- filter products	189,133	-	189,133

Total Revenue	193,113	-	193,113

2020	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	1,342,444	84,713	1,427,157
Sales of air- filter products	317,472	-	317,472

Total Revenue	1,659,916	84,713	1,744,629

2019	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	1,164,103	109,818	1,273,921
Sales of software and technology solutions	1,504	-	1,504

Total Revenue	1,165,607	109,818	1,275,425

NOTE 4. REVENUE AND SEGMENT INFORMATION (Continued)

Revenue by geographic location

The Group's operations are located in Korea, Hong Kong and China. The following table provides an analysis of the Group's sales by geographical markets based on locations of customers:

Revenue by geographic location

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Hong Kong	3,980	1,366,200	1,195,150
China	6,846	60,956	80,275
Korea	-	315,034	-
USA	104,164	-	-
Malaysia	78,123	-	-
Other	-	2,439	-

	193,113	1,744,629	1,275,425

Non-current assets by geographic location

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Australia	562,500	-	-
USA	4,599,618	-	-
Hong Kong	1,946,263	262,626	13,136,585
China	4,138,043	2,139,605	1,580,444
Korea	10,562,521	4,915,447	-

	21,808,945	7,317,678	14,717,029